FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2020 USD ($) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2020 EUR (€) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2020 GBP (£) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2020 AUD ($) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2020 CNY (¥) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2020 BRL (R$) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2020 KRW (₩) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2020 INR (₨) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2020 CAD ($) ₩ / $ € / $ £ / $ ¥ / $ R$ / $ $ / shares $ / $	Dec. 31, 2019 USD ($) ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $ $ / shares	Dec. 31, 2019 EUR (€) ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $ $ / shares	Dec. 31, 2019 GBP (£) ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $ $ / shares	Dec. 31, 2019 AUD ($) ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $ $ / shares	Dec. 31, 2019 CNY (¥) ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $ $ / shares	Dec. 31, 2019 KRW (₩) ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $ $ / shares	Dec. 31, 2019 INR (₨) ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $ $ / shares	Dec. 31, 2019 CAD ($) ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $ $ / shares
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 6,021									$ 4,135
Fair value of financial liabilities	(62,047)									(62,794)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 0									€ 245
Fair value of financial assets	$ 1									$ 7
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Net investment hedges | British pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 201									£ 2,444
Fair value of financial assets	$ 5
Fair value of financial liabilities										$ (247)
Net investment hedges | British pounds | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 90									£ 77
Fair value of financial assets										$ 0
Fair value of financial liabilities	$ 0
Net investment hedges | British pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.74	0.74	0.74	0.74	0.74	0.74	0.74	0.74
Net investment hedges | British pounds | Bottom of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Net investment hedges | British pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	1.08	1.08	1.08	1.08	1.08	1.08	1.08	1.08	1.08	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85
Net investment hedges | British pounds | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Net investment hedges | Australian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 240									$ 238
Fair value of financial assets	$ 3
Fair value of financial liabilities										$ (5)
Net investment hedges | Australian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38
Net investment hedges | Australian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.52	1.52	1.52	1.52	1.52	1.52	1.52	1.52	1.52	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 813									¥ 962
Fair value of financial assets										$ 0
Fair value of financial liabilities	$ (11)
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	4.02	4.02	4.02	4.02	4.02	4.02	4.02	4.02	4.02	6.75	6.75	6.75	6.75	6.75	6.75	6.75	6.75
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	7.43	7.43	7.43	7.43	7.43	7.43	7.43	7.43	7.43	7.16	7.16	7.16	7.16	7.16	7.16	7.16	7.16
Net investment hedges | Brazil Real
Disclosure of detailed information about financial instruments [line items]
Notional amount						R$ 620											$ 1,582
Fair value of financial liabilities	$ (3)									$ (10)
Net investment hedges | Brazil Real | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	5.20	5.20	5.20	5.20	5.20	5.20	5.20	5.20	5.20	4.16	4.16	4.16	4.16	4.16	4.16	4.16	4.16
Net investment hedges | Brazil Real | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	5.20	5.20	5.20	5.20	5.20	5.20	5.20	5.20	5.20	4.16	4.16	4.16	4.16	4.16	4.16	4.16	4.16
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩							₩ 720,095								₩ 720,095
Fair value of financial liabilities	$ (54)									$ (7)
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	914.84	914.84	914.84	914.84	914.84	914.84	914.84	914.84	914.84	1,149.50	1,149.50	1,149.50	1,149.50	1,149.50	1,149.50	1,149.50	1,149.50
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58	1,174.30	1,174.30	1,174.30	1,174.30	1,174.30	1,174.30	1,174.30	1,174.30
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨								₨ 4,703								₨ 0
Fair value of financial assets										$ 0
Fair value of financial liabilities	$ (2)
Net investment hedges | Indian Rupee | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	76.28	76.28	76.28	76.28	76.28	76.28	76.28	76.28	76.28	71.78	71.78	71.78	71.78	71.78	71.78	71.78	71.78
Net investment hedges | Indian Rupee | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	76.28	76.28	76.28	76.28	76.28	76.28	76.28	76.28	76.28	73.01	73.01	73.01	73.01	73.01	73.01	73.01	73.01
Net investment hedges | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 2,400								$ 355
Fair value of financial assets	$ 66									$ 0
Net investment hedges | Canadian dollars | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount																	$ 800
Fair value of financial liabilities										$ (8)
Net investment hedges | Canadian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31
Net investment hedges | Canadian dollars | Bottom of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares										1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29
Net investment hedges | Canadian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.70	1.70	1.70	1.70	1.70	1.70	1.70	1.70	1.70	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33
Net investment hedges | Canadian dollars | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares										1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33